Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Series B Preferred Stock [Member] Preferred Stock [Member]	Series D Preferred Stock [Member] Preferred Stock [Member]	Series E Preferred Stock [Member] Preferred Stock [Member]	Series G Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 1,700				$ 11,833	$ 25	$ 47,715,878	$ (60,615,860)	$ (12,886,424)
Beginning balance, shares at Dec. 31, 2019	1,700,000				11,832,603	25,000
Reduction of put premium upon conversion							385,385		385,385
Common stock issued for debt conversion					$ 1,013,407		7,829,589		8,842,996
Common stock issued for debt conversion, shares					1,013,408,088
Beneficial conversion effect related to debt conversions							36,271,137		36,271,137
Common shares issued for cashless warrant exercise					$ 155,915		81,750		237,665
Common shares issued for cashless warrant exercise, shares					155,914,308
Warrants issued for services							1,963,291		1,963,291
Relative fair value of warrants issued in connection with convertible debt							262,872		262,872
Accretion of stock-based compensation							36,458		36,458
Common stock issued for Series B preferred stock	$ (1,000)				$ 1,000
Common stock issued for series B preferred stock, shares	(1,000,000)				1,000,000
Conversion of debt and accrued interest to series D preferred stock		$ 522					825,167		825,689
Conversion of debt and accrued interest to series D preferred stock, shares		522,726
Conversion of series D preferred stock to common stock		$ (522)			$ 522,726		(522,204)
Conversion of series D preferred stock to common stock, shares		(522,726)			522,726,000
Common stock issued for settlement					$ 10,281		492,461		502,742
Common stock issued for settlement, shares					10,281,018
Common stock issued for settlement related to anti-dilutive issuance					$ 18,686		526,930		545,616
Common stock issued for settlement related to anti-dilutive issuance, shares					18,685,477
Sales of Series E preferred share units			$ 105				1,162,895		1,163,000
Sales of Series E preferred share units, shares			105,378
Cancellation of issuable shares						$ (25)	25
Cancellation of issuable shares, shares						(25,000)
Reclassification of warrants from equity to derivative liabilities							(11,381,885)		(11,381,885)
Deemed dividend related to beneficial conversion features and accrued dividends							19,223,242	(19,223,242)
Sales of Series G preferred share units
Sales of Series G preferred share units, shares
Common stock issued for conversion of Series E preferred shares
Common stock issued for conversion of Series E preferred shares, shares
Common stock issued for warrant exercise
Common stock issued for warrant exercise, shares
Warrant exercise inducement expense
Net income (loss)								(42,781,958)	(42,781,958)
Ending balance, value at Dec. 31, 2020	$ 700		$ 105		$ 1,733,848		104,872,991	(122,621,060)	(16,013,416)
Ending balance, shares at Dec. 31, 2020	700,000		105,378		1,733,847,494
Common stock issued for debt conversion					$ 59,736		483,720		543,456
Common stock issued for debt conversion, shares					59,736,709
Beneficial conversion effect related to debt conversions							143,872		143,872
Sales of Series E preferred share units			$ 343				3,590,157		3,590,500
Sales of Series E preferred share units, shares			343,118
Deemed dividend related to beneficial conversion features and accrued dividends							2,509,345	(2,650,217)	(140,872)
Sales of Series G preferred share units				$ 615			5,478,946		5,479,561
Sales of Series G preferred share units, shares				615,000
Common stock issued for conversion of Series E preferred shares			$ (396)		$ 657,781		(657,385)
Common stock issued for conversion of Series E preferred shares, shares			(396,891)		657,780,034
Common stock issued for warrant exercise					$ 475,164		3,751,219		4,226,383
Common stock issued for warrant exercise, shares					475,164,429
Warrant exercise inducement expense							4,431,853		4,431,853
Net income (loss)								6,254,790	6,254,790
Ending balance, value at Dec. 31, 2021	$ 700		$ 52	$ 615	$ 2,926,529		$ 124,604,718	$ (119,016,487)	$ 8,516,127
Ending balance, shares at Dec. 31, 2021	700,000		51,605	615,000	2,926,528,666